Fair Value Measurements - Schedule of Quantitative Information Regarding Market Assumptions Used in Valuation of Representative Shares (Details)	Nov. 04, 2024
Volatility [Member]
Fair Value Measurements - Schedule of Quantitative Information Regarding Market Assumptions Used in Valuation of Representative Shares (Details) [Line Items]
Fair value of representative shares	0.80
Term [Member]
Fair Value Measurements - Schedule of Quantitative Information Regarding Market Assumptions Used in Valuation of Representative Shares (Details) [Line Items]
Fair value of representative shares	0.03
Average trading price post-Business Combination [Member]
Fair Value Measurements - Schedule of Quantitative Information Regarding Market Assumptions Used in Valuation of Representative Shares (Details) [Line Items]
Fair value of representative shares	0.0686
Discount on Market Adjustment [Member]
Fair Value Measurements - Schedule of Quantitative Information Regarding Market Assumptions Used in Valuation of Representative Shares (Details) [Line Items]
Fair value of representative shares	0.32